Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2010
Consolidated Statements Of Cash Flows [Abstract]
Working capital (excluding cash and cash equivalents)	$ (595)	$ (3,165)
Deposits		(65)
Fixed assets, net	(183)	(533)
Intangible assets (including Goodwill)	(6,260)	(37,714)
Deferred tax liabilities		6,759
Other long-term liabilities	1,038	9
Acquisition of businesses, net of cash acquired	$ (6,000)	$ (34,709)